Events After the Reporting Period	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Period

20. EVENTS AFTER THE REPORTING PERIOD

On July 17, 2023, the Group entered into an eighth amendment to 2021 Senior Secured Loan to extend the time that the Group has to comply with certain minimum net sales and minimum liquidity covenants in the Loan Agreement until July 20, 2023.

On July 20, 2023, the Group entered into a ninth amendment to 2021 Senior Secured Loan to provide for, among other things, (i) that the minimum liquidity covenant in the Loan Agreement is waived until September 1, 2023; provided that the consolidated liquidity of the Company and its subsidiaries during this waiver period (and tested on a weekly basis) must be at least $5 million, (ii) the minimum net sales covenant for the trailing twelve-month period ended June 30, 2023 will be tested on September 1, 2023, and (iii) the lenders have agreed to provide, subject to the terms of the Loan Agreement as amended by the Ninth Amendment, additional term loans to the Company during the waiver period, in an aggregate amount of up to $31 million. The additional term loans will be subject to an interest rate of Term SOFR plus 8.0% per annum, payable in quarterly installments, with the first interest payment due on September 30, 2023. All amounts outstanding under the Loan Agreement, including the additional term loans, will mature on March 29, 2024.

In exchange for the amendments described above, the Company has agreed to, among other things, permit the lenders to designate two individuals to serve on the Company’s Board of Directors as observers, with the authority to attend and receive materials relating to (but not vote at) meetings of the Company’s Board of Directors. Each such appointment shall be terminated immediately upon the payment in full of all of the Company’s obligations under the Loan Agreement. The Company has also agreed to engage advisors to conduct a strategic review of the business of the Company and its subsidiaries and advise on available options.

On August 28, 2023, the Group entered into a tenth amendment to 2021 Senior Secured Loan to (i) the minimum liquidity covenant in the Loan Agreement is waived until September 18, 2023; provided that the consolidated liquidity of the Company and its subsidiaries during this waiver period (and tested on a weekly basis) must be at least $5 million, and (ii) the minimum net sales covenant for the trailing twelve-month period ended June 30, 2023 will be tested on September 18, 2023.

On September 18, 2023, the Group entered into an eleventh amendment to 2021 Senior Secured Loan, pursuant to which (i) the minimum liquidity covenant in the Loan Agreement is waived until September 29, 2023; provided that the consolidated liquidity of the Company and its subsidiaries during this waiver period (and tested on a weekly basis) must be at least $5 million, and (ii) the minimum net sales covenant for the trailing twelve-month period ended June 30, 2023 will be tested on September 29, 2023.

On September 25, 2023, the Group entered into an twelfth amendment to 2021 Senior Secured Loan pursuant to which (i) the minimum liquidity covenant in the Loan Agreement is waived until October 11, 2023, provided that the consolidated liquidity of the Company and its subsidiaries during this waiver period (and tested on a weekly basis) must be at least $5 million, (ii) the minimum net sales covenant for the trailing twelve-month period ended June 30, 2023 is waived, (iii) the minimum net sales covenant for the trailing twelve-month period ended September 30, 2023 will be tested on October 11, 2023, (iv) subject to certain conditions, the interest on the principal amount outstanding under the Tranche A, Tranche B and Tranche C term loans for the interest period ending September 30, 2023, shall be PIK Interest (as defined in the Loan Agreement) instead of being paid in cash, and (v) the lenders have agreed to provide, subject to the terms of the Loan Agreement as amended by the Twelfth Amendment, additional term loans to the Company, in an aggregate amount of up to $15 million. The additional term loans will be subject to an interest rate of Term SOFR plus 8.0% per annum, payable in quarterly installments. All amounts outstanding under the Loan Agreement, including the additional term loans, will mature on March 29, 2024.